Property and Equipment (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
Depreciation	$ 87,000	$ 239,000					$ 867,364		$ 761,034
Depreciation			233,000	473,000
Depreciation and amortization expense	119,795	438,612	309,618	885,384			$ 1,626,614		$ 1,649,187
Impairment loss
Theralink Technologies Inc [Member]
Depreciation					$ 156,874	$ 143,531		$ 190,780		$ 185,730
Depreciation and amortization expense	40,586	36,825			122,098	108,754		$ 144,411		$ 139,362
Impairment loss	$ 238,671				$ 238,671